Parent-Only Financial Statements, Parent-Only Statement of Income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Financial Statements, Captions [Line Items]
Other income	[1]	$ 2,533	$ 2,239	$ 1,855
Long-term debt		10,268	12,463	11,572
Noninterest expense		54,842	54,598	55,562
Income tax expense (benefit)		3,841	3,399	2,607
Wells Fargo net income (loss)		21,338	19,722	19,142
Other comprehensive income (loss), net of tax		5,503	(596)	1,784
Wells Fargo comprehensive income (loss)		26,841	19,126	20,924
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Other income		334	527	217
Total income		32,846	30,326	33,362
Long-term debt		9,542	11,033	9,909
Noninterest expense		706	1,151	504
Total expense		12,085	14,475	12,980
Income before income tax benefit and equity in undistributed income of subsidiaries		20,761	15,851	20,382
Income tax expense (benefit)		(2,103)	(1,747)	(1,076)
Equity in undistributed income of subsidiaries		(1,526)	2,124	(2,316)
Wells Fargo net income (loss)		21,338	19,722	19,142
Other comprehensive income (loss), net of tax		5,503	(596)	1,782
Wells Fargo comprehensive income (loss)		26,841	19,126	20,924
Parent Company [Member] | Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Dividends from subsidiaries		23,100	18,600	22,300
Interest income from subsidiaries		9,412	11,199	10,845
Indebtedness to nonbank subsidiaries		1,837	2,291	2,567
Parent Company [Member] | Indirect Bank Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Dividends from subsidiaries		$ 22,500	$ 18,600	$ 22,300

[1]	In fourth quarter 2025, we changed the presentation of certain items on our consolidated balance sheet, including trading assets and liabilities and short-term borrowings, with corresponding changes to our consolidated statement of income. In connection with these changes, we reclassified the gains (losses) related to our physical commodities inventory, including the related hedging impacts, from other noninterest income to net gains from trading activities. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).